INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net loss	$ (2,300)	$ (324)
Other comprehensive income ("OCI") related to:
Unrealized gain on marketable securities recognized in OCI	272	0
Other comprehensive income ("OCI"), related to:
Gain on derivatives recognized in OCI	1,613	0
Loss on derivatives (effective portion) recognized in income	263	0
Other comprehensive income, related to unrealized gains on cash flow hedges	1,876	0
Other comprehensive income	2,148	0
Total comprehensive loss	$ (152)	$ (324)